15008611

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JAN 06 2016

Washington, DC 20549

CERT NAS

File No. 001-35445

Electronic Mail Only

January 6, 2016

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated February 28, 2012, I advised Ms. Cecile Peters that the Exchange had received a Form 8-A from GCT Semiconductor, Inc. for registration of the following security:

Common Stock, $0.001 par value

Also, the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery